UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., Intermediate-Term Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003


[LOGO OF USAA]
   USAA(R)

                USAA INTERMEDIATE-TERM
                         Fund

                                  [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                       2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                       5

FINANCIAL INFORMATION

    Portfolio of Investments                                    16

    Notes to Portfolio of Investments                           39

    Financial Statements                                        40

    Notes to Financial Statements                               43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION -

[PHOTO OF CHRISTOPHER W. CLAUS]         AN EXCELLENT REASON TO HAVE USAA'S

                                          SKILLED PROFESSIONALS MANAGING

                                                  YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                  In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                  However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                  Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product
                  (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                  That said, I believe market volatility will continue to be the norm rather than the exception - an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                  We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                  On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.


-------------------------------------------------------------------------------------------------
                                                            9/30/03                 3/31/03
-------------------------------------------------------------------------------------------------
Net Assets                                              $2,578.1 Million        $2,627.3 Million
Net Asset Value Per Share                                    $13.34                  $13.34
Tax-Exempt Dividends Per Share Last 12 Months                $0.632                  $0.643
Capital Gain Distributions Per Share Last 12 Months             -                       -

-------------------------------------------------------------------------------------------------
                                                            9/30/03                 3/31/03
-------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                 8.7 Years               8.7 Years

                  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-------------------------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/03
-------------------------------------------------------------------------------------------------

3/31/03 TO 9/30/03                                            30-DAY SEC YIELD
    2.38%**                                                          3.21%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2003

-----------------------------------------------------------------------------------------------------
                         TOTAL RETURN         =        DIVIDEND RETURN          +        PRICE CHANGE
-----------------------------------------------------------------------------------------------------
10 YEARS                     5.56%            =             5.46%               +            0.10%
5 YEARS                      4.87%            =             5.24%               +           -0.37%
1 YEAR                       3.93%            =             4.82%               +           -0.89%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2003

                               [CHART OF % RETURN]


--------------------------
       TOTAL RETURN
--------------------------

09/30/1994         -1.17%
09/30/1995          9.76%
09/30/1996          5.43%
09/30/1997          9.07%
09/30/1998          8.55%
09/30/1999         -1.24%
09/30/2000          5.14%
09/30/2001          9.67%
09/30/2002          7.13%
09/30/2003          3.93%


--------------------------
     DIVIDEND RETURN
--------------------------

09/30/1994          5.15%
09/30/1995          6.04%
09/30/1996          5.74%
09/30/1997          5.86%
09/30/1998          5.60%
09/30/1999          5.01%
09/30/2000          5.61%
09/30/2001          5.57%
09/30/2002          5.16%
09/30/2003          4.82%


--------------------------
  CHANGE IN SHARE PRICE
--------------------------

09/30/1994          -6.32
09/30/1995           3.72
09/30/1996          -0.31
09/30/1997           3.21
09/30/1998           2.95
09/30/1999          -6.25
09/30/2000          -0.47
09/30/2001           4.10
09/30/2002           1.97
09/30/2003          -0.89




                                   [END CHART]

                  TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
              12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]


                       USAA              LIPPER INTERMEDIATE
                 INTERMEDIATE-TERM          MUNICIPAL DEBT
                       FUND                 FUNDS AVERAGE
                 -----------------       -------------------
9/30/1994              5.55%                    4.89%
9/30/1995              5.50                     4.71
9/30/1996              5.63                     4.60
9/30/1997              5.44                     4.47
9/30/1998              5.22                     4.22
9/30/1999              5.43                     4.33
9/30/2000              5.45                     4.43
9/30/2001              5.16                     4.14
9/30/2002              4.83                     3.70
9/30/2003              4.74                     3.41

                      [END CHART]

                  THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12
                  MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/94 TO 9/30/03.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LEHMAN BROTHERS           USAA          LIPPER INTERMEDIATE    LIPPER INTERMEDIATE
             MUNICIPAL BOND     INTERMEDIATE-TERM       MUNICIPAL DEBT        MUNICIPAL DEBT
                 INDEX                 FUND             FUNDS AVERAGE           FUNDS INDEX
             ---------------    -----------------    -------------------    -------------------
Sep-93          $10000.00            $10,000              $10000.00              $10000.00
Oct-93           10019.22             10,011               10018.59               10015.70
Nov-93            9930.77              9,963                9952.51                9954.52
Dec-93           10140.44             10,151               10125.49               10118.04
Jan-94           10256.30             10,264               10231.97               10221.99
Feb-94            9990.67             10,031               10015.87               10004.87
Mar-94            9583.76              9,681                9732.46                9724.40
Apr-94            9665.14              9,740                9776.49                9765.55
May-94            9748.79              9,821                9854.30                9842.98
Jun-94            9689.16              9,787                9826.41                9814.29
Jul-94            9866.90              9,932                9957.17                9936.65
Aug-94            9901.10              9,980                9999.51                9974.55
Sep-94            9755.85              9,883                9895.75                9872.22
Oct-94            9582.63              9,754                9777.23                9763.39
Nov-94            9409.12              9,584                9629.42                9618.28
Dec-94            9616.25              9,743                9786.71                9761.76
Jan-95            9891.21              9,970                9992.97                9950.73
Feb-95           10178.88             10,189               10217.29               10157.56
Mar-95           10295.86             10,278               10309.21               10247.44
Apr-95           10308.02             10,299               10328.39               10269.64
May-95           10636.94             10,582               10580.61               10510.59
Jun-95           10543.97             10,532               10528.86               10477.56
Jul-95           10643.72             10,657               10624.58               10572.85
Aug-95           10778.80             10,773               10733.53               10676.27
Sep-95           10846.90             10,847               10789.34               10729.33
Oct-95           11004.58             10,984               10901.71               10831.12
Nov-95           11187.41             11,128               11028.95               10946.45
Dec-95           11294.79             11,210               11104.42               11016.84
Jan-96           11380.13             11,274               11186.80               11102.39
Feb-96           11303.27             11,204               11156.27               11068.28
Mar-96           11158.87             11,097               11035.13               10956.92
Apr-96           11127.22             11,091               11016.60               10937.57
May-96           11122.98             11,091               11024.34               10937.40
Jun-96           11244.21             11,184               11093.08               11005.52
Jul-96           11345.94             11,293               11193.69               11102.46
Aug-96           11343.39             11,302               11202.07               11106.60
Sep-96           11501.92             11,436               11304.70               11207.42
Oct-96           11631.91             11,561               11414.55               11317.05
Nov-96           11844.98             11,739               11580.23               11485.05
Dec-96           11794.96             11,713               11548.43               11454.55
Jan-97           11817.28             11,741               11576.77               11483.12
Feb-97           11925.80             11,860               11665.58               11569.75
Mar-97           11766.70             11,741               11551.24               11451.71
Apr-97           11865.32             11,833               11614.14               11511.13
May-97           12043.92             11,979               11753.12               11646.90
Jun-97           12172.21             12,101               11860.80               11754.62
Jul-97           12509.33             12,408               12121.43               12009.52
Aug-97           12392.06             12,320               12025.76               11916.68
Sep-97           12539.00             12,473               12150.76               12042.79
Oct-97           12619.82             12,548               12211.33               12100.07
Nov-97           12694.14             12,630               12262.52               12147.25
Dec-97           12879.23             12,814               12418.94               12302.36
Jan-98           13012.04             12,926               12526.69               12406.22
Feb-98           13016.00             12,963               12532.09               12412.37
Mar-98           13027.58             12,984               12538.10               12420.24
Apr-98           12968.80             12,925               12481.15               12362.79
May-98           13173.96             13,106               12655.57               12528.62
Jun-98           13225.95             13,167               12693.74               12571.38
Jul-98           13259.02             13,196               12719.96               12600.28
Aug-98           13463.89             13,383               12904.85               12781.90
Sep-98           13631.74             13,540               13045.49               12920.32
Oct-98           13631.46             13,526               13043.06               12924.54
Nov-98           13679.22             13,566               13070.78               12952.43
Dec-98           13713.69             13,624               13115.33               12993.66
Jan-99           13876.74             13,739               13265.12               13139.27
Feb-99           13816.27             13,685               13194.09               13069.31
Mar-99           13835.20             13,687               13185.07               13066.16
Apr-99           13869.67             13,736               13224.45               13102.18
May-99           13789.42             13,656               13144.58               13024.64
Jun-99           13591.05             13,484               12960.91               12847.38
Jul-99           13640.50             13,531               13019.20               12907.16
Aug-99           13531.14             13,395               12950.24               12847.39
Sep-99           13536.79             13,371               12955.39               12855.22
Oct-99           13390.13             13,228               12857.29               12765.11
Nov-99           13532.55             13,356               12972.36               12873.35
Dec-99           13431.67             13,269               12911.89               12815.14
Jan-00           13373.18             13,182               12847.97               12758.74
Feb-00           13528.60             13,339               12954.22               12856.98
Mar-00           13824.18             13,573               13143.72               13041.10
Apr-00           13742.51             13,512               13087.76               12985.99
May-00           13671.02             13,460               13027.21               12932.12
Jun-00           14033.29             13,762               13303.64               13198.93
Jul-00           14228.55             13,923               13454.93               13348.79
Aug-00           14447.84             14,097               13619.91               13514.64
Sep-00           14372.67             14,059               13579.94               13474.78
Oct-00           14529.50             14,180               13682.17               13587.06
Nov-00           14639.43             14,267               13745.13               13651.68
Dec-00           15001.13             14,573               14031.22               13926.62
Jan-01           15149.77             14,710               14187.88               14087.29
Feb-01           15197.81             14,785               14230.28               14132.97
Mar-01           15334.01             14,904               14340.51               14241.16
Apr-01           15167.85             14,755               14198.22               14113.03
May-01           15331.18             14,912               14341.05               14257.92
Jun-01           15433.76             15,021               14432.81               14346.58
Jul-01           15662.37             15,227               14606.84               14519.45
Aug-01           15920.37             15,429               14824.49               14738.84
Sep-01           15866.96             15,419               14807.31               14718.86
Oct-01           16056.01             15,557               14947.97               14859.90
Nov-01           15920.65             15,461               14790.67               14705.33
Dec-01           15770.03             15,382               14679.72               14594.79
Jan-02           16043.57             15,575               14893.24               14806.65
Feb-02           16236.86             15,734               15067.41               14972.71
Mar-02           15918.67             15,488               14790.57               14700.38
Apr-02           16229.79             15,744               15079.56               14986.48
May-02           16328.42             15,825               15163.21               15067.33
Jun-02           16501.07             15,947               15322.43               15220.76
Jul-02           16713.29             16,122               15507.42               15397.10
Aug-02           16914.21             16,253               15658.87               15538.69
Sep-02           17284.67             16,522               15945.48               15809.46
Oct-02           16998.13             16,307               15693.45               15569.87
Nov-02           16927.49             16,276               15621.12               15506.48
Dec-02           17284.67             16,565               15948.33               15813.31
Jan-03           17240.87             16,533               15875.74               15755.87
Feb-03           17481.92             16,761               16102.95               15974.01
Mar-03           17492.37             16,772               16094.22               15969.62
Apr-03           17607.95             16,888               16196.09               16071.44
May-03           18020.23             17,209               16525.93               16398.24
Jun-03           17943.65             17,107               16453.52               16321.38
Jul-03           17315.76             16,639               15946.09               15828.39
Aug-03           17444.90             16,775               16069.61               15946.23
Sep-03           17957.79             17,171               16475.00               16354.69

                                   [END CHART]

                       DATA FROM 9/30/93 THROUGH 9/30/03.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

                     o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                     o The Lipper Intermediate Municipal Debt Funds Average, an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                     o The Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]                       [PHOTO OF REGINA G. SHAFER]
CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE PERIOD FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                  Your USAA Intermediate-Term Fund provided a total return of 2.38% versus an average of 2.26% for the 147 funds in Lipper Intermediate Municipal Debt Funds Average for the six-month period ended September 30, 2003. This compares to a 2.66% return for the Lehman Brothers Municipal Bond Index and a 2.41% return for the Lipper Intermediate Municipal Debt Funds Index.

                  The Fund's tax-exempt net investment income dividends over the prior 12 months produced a dividend yield of 4.74%, well above the 3.41% Lipper average.

                  REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                             * * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                          RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL
                   INTERMEDIATE-TERM BOND FUND CATEGORY (157 FUNDS IN CATEGORY)
                                     AS OF SEPTEMBER 30, 2003.

                  With respect to the municipal national intermediate-term bond funds, the USAA Intermediate-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 157, 136, and 70 funds, respectively, through September 30, 2003.

                       [LOGO OF LIPPER LEADER]         [LOGO OF LIPPER LEADER]
                           TAX EFFICIENCY                      EXPENSE

                  The Fund also is listed as a Lipper Leader for tax efficiency and expense within the Lipper Intermediate Municipal Debt Funds category for the three-year period ending September 30, 2003.

                  LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                  THE USAA INTERMEDIATE-TERM FUND IN LIPPER'S INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 103 FUNDS, FOR 5 YEARS AMONG 96 FUNDS, AND FOR 10 YEARS AMONG 50 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 106 FUNDS, FOR 5 YEARS AMONG 97 FUNDS, AND FOR 10 YEARS AMONG 50 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the fund

                  In addition, MONEY magazine included the Fund among the "Money 100" - its listing of the 100 best mutual funds for 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                  The Federal Reserve Board (the Fed) eased short-term taxable interest rates to 1%. The cut was the 13th since early 2001, for a total of 5.5%. Short-term yields fell to levels last seen in the 1950s.

                  At the beginning of the period, investors were concerned about the possibility of deflation. Later, market expectations swung the other way as investors worried that monetary stimulus and tax cuts would overheat the economy. Currently, the consensus is for sure and steady growth. Inflation is expected to remain under wraps.

HOW DO YOU MANAGE VOLATILITY IN THE FUND?

                  In a bond fund, the volatility of the share price is usually measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises and, conversely, when rates rise, the price of a bond falls.

                  Interest rates were volatile during the period, with the yield on five- and 10-year tax-exempt bonds fluctuating nearly 1%. However, the Fund's share price ended the six-month period where it started, at $13.34.

                  We were selective in adding issues to the portfolio. We purchased bonds with coupons and structures that are designed to dampen volatility if interest rates rise, but also contribute to the Fund's attractive dividend yield. We maintained the Fund's dollar-weighted average portfolio maturity around 8.7 years but

                  FOR MORE INFORMATION ON THE "MONEY 100," GO TO
                  WWW.MONEYMAG.COM.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  reduced the portfolio duration - its measure of interest-rate volatility - to 4.5 years.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                  USAA's team of seasoned municipal analysts carefully examines our credit exposures across a range of risks. To minimize the impact of an unimaginable event, we rely on diversification - sharing in a large number of small, unrelated risks rather than a small number of large risks. The Fund's assets are diversified over 400 separate issues.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                  Until the economic recovery takes hold, intermediate-term rates are likely to remain volatile. In this challenging environment, we believe that our income orientation may pay off for shareholders. We plan to use any spike in interest rates to optimize the dividend yield of the Fund. Our goal is to earn the highest level of tax-exempt income we can without taking on undue market risk.

------------------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
------------------------------------------------------------------------------------------
To match the USAA Intermediate-Term Fund's closing
30-day SEC yield of 3.21%, and assuming marginal
federal tax rates of:                                   25.00%   28.00%   33.00%   35.00%
A FULLY TAXABLE INVESTMENT MUST PAY:                     4.28%    4.46%    4.79%    4.94%

                  This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                  SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
-----------------------------------------------

Hospital                                 13.3%

General Obligation                       11.7%

Escrowed/Prerefunded Bonds               11.5%

Special Assessment/Tax/Fee                7.1%

Electric/Gas Utility                      6.4%

Electric Utilities                        6.1%

Multifamily Housing                       5.8%

Education                                 5.5%

Appropriated Debt                         4.5%

Nursing/CCRC                              3.3%
-----------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            PORTFOLIO RATINGS MIX
                                  9/30/03

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                             45%
AA                              20%
BBB                             16%
A                               14%
BB                               3%
ST1/ST2                          2%

        [END PIE CHART]

                  The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.5%, 0.6%, and 5.4%, respectively, of the Fund's investments and are included in the appropriate categories above.

                  PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-38.

16

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                  FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                  PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                  VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                  CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                  (ETM)   Escrowed to final maturity.
                  (PRE)   Prerefunded to a date prior to maturity.
                  (LOC)   Enhanced by a bank letter of credit.
                  (NBGA)  Enhanced by a nonbank guarantee agreement.
                  (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                  COP     Certificate of Participation
                  EDC     Economic Development Corp.
                  GAN     Grant Anticipation Note
                  GO      General Obligation
                  IDA     Industrial Development Authority/Agency
                  IDB     Industrial Development Board
                  IDC     Industrial Development Corp.
                  IDRB    Industrial Development Revenue Bond
                  ISD     Independent School District
                  MFH     Multifamily Housing
                  MLO     Municipal Lease Obligation
                  PCRB    Pollution Control Revenue Bond
                  RB      Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (86.0%)
             ALABAMA (0.5%)
$   2,000    Baldwin County Health Care Auth.
              Hospital RB, Series 1996                          6.75%      4/01/2015     $    2,052
    2,500    Montgomery BMC Special Care Facilities
              Financing Auth. RB, Series 1998B (INS)            4.88      11/15/2018          2,576
    5,000    Prattville IDB PCRB, Series 1998                   5.15       9/01/2013          5,217
    2,000    Univ. of Alabama at Birmingham Hospital RB,
              Series 2000A (INS)                                5.75       9/01/2020          2,216

             ALASKA (0.2%)
    4,180    Housing Finance Corp. Mortgage RB,
              Series 1997A-1                                    5.50      12/01/2017          4,396

             ARIZONA (0.7%)
    4,500    Maricopa County Hospital RB, Series 1997           6.13       4/01/2018          4,676
   11,210    School Facilities Board RB, Series 2002            5.25       7/01/2017         12,415

             ARKANSAS (0.1%)
    2,840    Little Rock Capital Improvement RB,
              Series 1998A                                      5.70       1/01/2018          2,923

             CALIFORNIA (5.6%)
             Department of Water Resources RB,
   15,000     Series A (INS)                                    5.50       5/01/2016         16,791
    3,000     Series X (INS)                                    5.50      12/01/2016          3,496
             Foothill/Eastern Transportation
              Corridor Agency RB,
   10,000     Series 1995A, 7.05%, 1/01/2005 (ETM)              6.87(b)    1/01/2010         11,301
   15,000     Series 1995A, 7.10%, 1/01/2005 (PRE)              7.10(b)    1/01/2011         17,230
    9,085     Series 1995A, 7.15%, 1/01/2005 (PRE)              6.82(b)    1/01/2013         10,456
             Golden State Tobacco Securitization
              Corp. RB (State Appropriation Enhanced),
    5,000     Series B                                          5.38       6/01/2017          5,187
    3,000     Series B                                          5.50       6/01/2018          3,148
    6,000    Los Angeles Unified School District GO,
              Series 2003A (INS)                                5.25       7/01/2019          6,532
             Modesto Irrigation District COP,
    3,320     Series 1999A (INS)                                5.64(a)    7/01/2017          1,687
    3,325     Series 1999A (INS)                                5.69(a)    7/01/2018          1,588

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$  11,940    Pleasanton Joint Powers Financing Auth. RB,
              Series 1993A                                      6.00%      9/02/2005     $   12,222
             Sacramento Cogeneration Auth. RB,
    1,800     Series 1995 (PRE)                                 6.38       7/01/2010          2,002
    1,500     Series 1995                                       6.38       7/01/2010          1,593
             San Joaquin Hills Transportation
              Corridor Agency Senior Lien RB,
    3,525     Series 1993 (ETM)                                 7.35       1/01/2005          3,803
    8,305     Series 1993 (ETM)                                 7.40       1/01/2006          9,446
    5,000     Series 1993 (ETM)                                 7.40       1/01/2007          5,919
   16,795     Series 1993 (ETM)                                 7.45       1/01/2008         20,581
    5,070    San Jose MFH RB, Series 1992A                      4.95       4/01/2012          5,315
    1,245    State Systemwide Univ. RB,
              Series 2002A (INS)                                5.50      11/01/2015          1,409
    3,500    Univ. of California RB, Series 2003A (INS)         5.13       5/15/2016          3,843

             COLORADO (1.3%)
    5,000    Adams County PCRB, Series 1999 (INS)               5.10       1/01/2019          5,312
             Arapahoe County School District No. 6 GO,
    2,000     Series 2002 (INS)                                 5.25      12/01/2018          2,197
    2,585     Series 2002 (INS)                                 5.25      12/01/2019          2,819
    2,000     Series 2002 (INS)                                 5.25      12/01/2020          2,164
    2,000     Series 2002 (INS)                                 5.25      12/01/2021          2,147
    8,715    Denver Convention Center Hotel Auth. RB,
              Series A (INS)                                    5.00      12/01/2021          9,107
             Denver Health and Hospital Auth.
              Healthcare RB,
    1,000     Series 1998A                                      5.20      12/01/2012          1,016
      635     Series 1998A                                      5.25      12/01/2013            643
    2,200     Series 1998A                                      5.38      12/01/2018          2,188
    1,000     Series 2001A                                      6.25      12/01/2016          1,065
             Pueblo School District No. 60 GO,
    2,000     Series 2002 (INS)                                 5.25      12/15/2017          2,216
    2,140     Series 2002 (INS)                                 5.25      12/15/2020          2,316

             CONNECTICUT (2.1%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960     Series 1996A (PRE)(d)                             6.40       9/01/2011          5,709
   10,780     Series 1996A(d)                                   6.40       9/01/2011         11,693

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   1,000     Series 1997B(d)                                   5.60%      9/01/2009     $    1,087
    4,400     Series 1997B(d)                                   5.70       9/01/2012          4,685
   16,500     Series 1997B(d)                                   5.75       9/01/2018         17,058
             State GO,
    3,000     Series 2001D                                      5.13      11/15/2015          3,299
   10,000     Series 2003A                                      5.00       4/15/2018         10,749

             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495     Series 2002A (INS)                                4.80       5/01/2017          1,527
    1,830     Series 2002A (INS)                                4.90       5/01/2018          1,870
    1,000     Series 2002A (INS)                                5.00       5/01/2019          1,026
    1,515     Series 2002A (INS)                                5.05       5/01/2020          1,551
             Municipal Electric Corp. RB,
    1,010     Series 2001 (INS)                                 5.25       7/01/2013          1,124
    1,460     Series 2001 (INS)                                 5.25       7/01/2017          1,605
    1,580     Series 2001 (INS)                                 5.25       7/01/2018          1,727

             DISTRICT OF COLUMBIA (3.4%)
   30,000    Convention Center Auth. RB,
              Series 1998 (INS)                                 5.00      10/01/2018         31,584
             GO,
    2,405     Series 1993A (ETM)                                5.80       6/01/2004          2,482
   11,700     Series 1993A                                      5.80       6/01/2004         12,045
    3,870     Series 1994A-3                                    5.50       6/01/2006          4,227
        5     Series 2001E                                      5.75       6/01/2005              5
   10,545     Series 2001E (ETM)                                5.75       6/01/2005         10,968
      810     Series 2001E                                      5.75       6/01/2006            829
   10,740     Series 2001E (ETM)                                5.75       6/01/2006         11,167
    2,405    Metropolitan Airport Auth. RB,
              Series B (INS)(e)                                 5.25      10/01/2016          2,673
             RB,
    4,560     Series 1999 (INS)                                 6.20       7/01/2019          4,957
    6,000     Series 1999A (INS)                                5.00       1/01/2019          6,255

             FLORIDA (2.7%)
    1,340    Clay County Development Auth. IDRB,
              Series 2002                                       3.95       3/01/2011          1,370
             Dade County RB,
    7,905     Series 1996B (INS)                                6.00(a)   10/01/2011          5,759
    8,610     Series 1996B (INS)                                6.10(a)   10/01/2012          5,821
    8,760     Series 1996B (PRE)(INS)                           6.20(a)   10/01/2013          5,980

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   4,000    Escambia County Health Facilities RB,
              Series 2003A (Ascension Health Credit)            5.25%     11/15/2014     $    4,398
    3,700    Jacksonville Economic Development
              Commission IDRB, Series 2002                      4.00       3/01/2011          3,727
    2,500    Jacksonville Electric RB, Series 2002D             4.40      10/01/2018          2,498
    4,100    Miami Beach Health Facilities Auth.
              Hospital RB, Series 2001A                         6.13      11/15/2011          3,968
    7,000    North Miami Educational Facilities RB,
              Series 1994A (Johnson and Wales Univ.)            6.10       4/01/2013          7,307
   11,450    Palm Beach County Health Facilities
              Auth. RB, Series 2002 (INS)                       5.00      12/01/2021         11,710
             Palm Beach County School Board COP (MLO),
    2,000     Series 2002D (INS)                                5.25       8/01/2017          2,204
    1,500     Series 2002D (INS)                                5.25       8/01/2018          1,641
   11,465    Volusia County School Board Sales Tax RB,
              Series 2002 (INS)                                 4.50      10/01/2016         11,997

             GEORGIA (0.2%)
    5,000    Savannah Hospital Auth. Candler Health
              Systems RB, Series 1998B (INS)                    5.00       7/01/2018          5,174

             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
              Series 1997B                                      5.45       7/01/2017          5,264

             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998            5.25       5/01/2014          1,031
    1,000    Univ. of Idaho RB, Series 2003 (INS)               4.75       4/01/2022          1,017

             ILLINOIS (6.5%)
    1,015    Bedford Park Tax Increment RB,
              Series 1993 (ETM)                                 7.38      12/01/2004          1,089
             Channahon Tax Increment RB,
    2,285     Series 2000                                       6.25       1/01/2010          2,347
    6,040     Series 2000                                       6.88       1/01/2020          6,286
   29,925    Chicago School Board GO,
              Series 1999A (INS)                                4.82(a)   12/01/2013         19,668
    2,000    Chicago Water Senior Lien RB,
              Series 2001                                       5.00      11/01/2019          2,114

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             Chicago-O'Hare International Airport RB,
$  21,235     Series 1994A (INS)                                6.20%      1/01/2007     $   22,963
    2,170     Series 2001B (INS)                                5.50       1/01/2014          2,416
    5,000    Chicago Special Assessment
              Improvement Bonds, Series 2002
              (Lakeshore East Project)                          6.63      12/01/2022          4,978
    7,460    Cook County Forest Preserve District GO,
              Series 1996 (INS)                                 5.80      11/01/2016          8,509
    6,300    Development Finance Auth. RB, Series 1995          7.00       3/01/2007          6,476
             Health Facilities Auth. RB,
    5,535     Series 1992 (Mercy Hospital)                      7.00       1/01/2007          2,117
    2,435     Series 1996 (Mercy Hospital)                      6.00       1/01/2006            933
    7,815     Series 1996 (Mercy Hospital)                      6.38       1/01/2015          2,985
    5,000     Series 1996A (Riverside Medical Center)           6.00      11/15/2015          5,271
    1,000     Series 1998 (Centegra Health System)              5.25       9/01/2013          1,036
    2,000     Series 1998 (Centegra Health System)              5.25       9/01/2014          2,063
    2,500     Series 1998 (Centegra Health System)              5.25       9/01/2018          2,518
   10,000     Series 1998A (Hospital Sisters
              Services, Inc.) (INS)                             5.00       6/01/2018         10,344
    4,250     Series 2000 (Riverside Medical Center)            6.80      11/15/2020          4,714
    3,000     Series 2001A (INS)                                5.00       2/15/2020          3,098
    8,050    Lake County Community Unit School
              District GO, Series 1999B (INS)                   5.13(a)   12/01/2016          4,445
             Metropolitan Pier and Exposition Auth. RB,
    2,500     Series 2002B, 5.20%, 6/15/2012 (INS)              5.20(b)    6/15/2017          1,691
    2,500     Series 2002B, 5.30%, 6/15/2012 (INS)              5.30(b)    6/15/2018          1,681
    4,000     Series 2002B, 5.40%, 6/15/2012 (INS)              5.40(b)    6/15/2019          2,676
             Northern Illinios Univ. Auxiliary
              Facilities System RB,
    4,735     Series 2001 (INS)                                 4.88       4/01/2018          4,947
    6,865     Series 2001 (INS)                                 5.00       4/01/2019          7,246
    6,565     Series 2001 (INS)                                 5.00       4/01/2021          6,783
             Univ. of Illinois COP,
    5,820     Series 1999 (INS)                                 5.25       8/15/2015          6,422
    4,000     Series 1999 (INS)                                 5.25       8/15/2016          4,397
    7,815     Series 2001A (INS)                                5.00       8/15/2020          8,132
   14,070    Will County Forest Preserve District GO,
              Series 1999B (INS)                                5.40(a)   12/01/2017          7,311

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             INDIANA (2.6%)
$   7,465    Bond Bank State Revolving Fund RB,
              Series 2000A                                      5.50%      8/01/2016     $    8,414
             Health Facility Financing Auth. RB,
    1,400     Series 1998 (Floyd Memorial Hospital)             5.25       2/15/2018          1,435
    5,000     Series 1999A (Sisters St. Francis) (INS)          5.15      11/01/2019          5,228
    6,000    Indianapolis Economic Development RB,
              Series 1996                                       6.05       1/15/2010          6,379
    9,435    Indianapolis Thermal Energy System RB,
              Series 2001A (INS)                                5.00      10/01/2020          9,906
             Municipal Power Agency Power Supply
              Systems RB,
    4,950     Series 2002B (INS)                                5.25       1/01/2017          5,438
    2,100     Series 2002B (INS)                                5.25       1/01/2018          2,290
    1,150    St. Joseph County Economic Development RB,
              Series 1997                                       5.45       2/15/2017          1,165
    7,260    St. Joseph County Hospital Auth. RB,
              Series 1999                                       5.75       2/15/2019          7,226
    7,110    Transportation Finance Auth. Highway RB
              (MLO), Series 2003A (INS)                         5.25       6/01/2017          7,861
   11,000    Univ. of Southern Indiana RB,
              Series 2001A (INS)                                5.00      10/01/2018         11,735

             IOWA (0.7%)
    5,500    Finance Auth. RB, Series 1998A (INS)               5.25       7/01/2015          5,935
    3,280    Higher Education Loan Auth. RB,
              Series 1995 (INS)                                 6.13      10/01/2016          3,601
    7,950    Marion County Commercial Development RB,
              Series 1999 (INS)                                 5.95       1/01/2014          8,528

             KANSAS (0.4%)
    9,000    Development Finance Auth. RB,
              Series 2001-II                                    4.80      11/01/2020          9,300

             LOUISIANA (2.5%)
             Local Government Environmental Facilities
              and Community Development Auth. RB,
    2,150     Series 2002 (INS)                                 5.25      12/01/2015          2,416
    2,260     Series 2002 (INS)                                 5.25      12/01/2016          2,523
    2,355     Series 2002 (INS)                                 5.25      12/01/2017          2,614

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   7,000    New Orleans GO RB, Series 2002 (INS)               5.13%      9/01/2021     $    7,391
    6,825    Office Facilities Corp. RB (MLO),
              Series 2001 (INS)                                 5.38       5/01/2018          7,537
    5,175    Offshore Terminal Auth. RB, Series 1998            5.20      10/01/2018          5,347
             Orleans Levee District RB,
    6,230     Series 1986 (INS)                                 5.95      11/01/2014          6,999
    6,355     Series 1986 (INS)                                 5.95      11/01/2015          7,139
    7,015     Series A (INS)                                    5.95      11/01/2010          7,917
    9,000    Plaquemines Port, Harbor and Terminal
              District RB, Series 1985C                         5.00       9/01/2007          8,768
    1,110    Public Facilities Auth. RB, Series 1997B           5.63       8/01/2017          1,173
    3,955    St. Tammany Parish Hospital Service
              District No. 1 RB, Series 1998 (INS)              5.00       7/01/2018          4,010

             MAINE (1.7%)
   41,400    Bucksport Solid Waste Disposal RB,
              Series 1985                                       6.25       5/01/2010         41,903
    2,000    Housing Auth. RB, Series 2001A                     5.35      11/15/2021          2,080

             MARYLAND (0.8%)
             Community Development Administration RB,
   13,670     1997 First Series                                 5.60       4/01/2018         14,458
    6,485     Series 1996A                                      5.88       7/01/2016          6,881

             MASSACHUSETTS (1.1%)
             Commonwealth GO,
    4,500     Series 2002B (PRE)(INS)                           5.50       3/01/2018          5,170
    7,775     Series 2002D (INS)                                5.38       8/01/2021          8,404
    5,105    Federal Highway GAN, Series 2000A                  5.75       6/15/2015          5,986
    3,215    Springfield GO, Series 2003 (INS)                  5.25       1/15/2019          3,528
    5,000    State Water Resources Auth. RB,
              Series 2002J (INS)                                5.25       8/01/2019          5,630

             MICHIGAN (0.9%)
    8,000    Detroit Building Auth. RB (MLO),
              Series 1996A (LOC)                                6.15       2/01/2011          8,578
    4,000    Detroit Downtown Development Auth. Bond,
              Series 1998C (INS)                                5.00       7/01/2018          4,257
    2,390    Higher Education Facilities Auth. RB,
              Series 1998                                       5.35       6/01/2013          2,464

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             Hospital Finance Auth. RB,
$   5,000     Series 1995A (Genesys Health System)(PRE)         7.50%     10/01/2007     $    5,725
      325     Series 1996 (Central Michigan Hospital)           5.90      10/01/2004            331
      100     Series 1996 (Central Michigan Hospital)           6.00      10/01/2005            103
      150     Series 1996 (Central Michigan Hospital)           6.10      10/01/2006            156
      160     Series 1996 (Central Michigan Hospital)           6.20      10/01/2007            167
    2,250     Series 1996 (Central Michigan Hospital)           6.25      10/01/2016          2,261

             MINNESOTA (1.1%)
    1,590    Housing Finance Agency RB, Series 1997G            6.00       1/01/2018          1,671
    4,205    Maplewood Health Care Facility RB,
              Series 1996                                       5.95      11/15/2006          4,207
             South St. Paul Hospital Facility RB,
    4,480     Series 1994                                       6.50      11/01/2004          4,537
    9,095     Series 1994                                       6.75      11/01/2009          9,340
             St. Paul Hospital RB,
    4,000     Series 1997A                                      5.70      11/01/2015          3,716
    1,500     Series 1997B                                      5.85      11/01/2017          1,385
    5,260    Washington County Hospital Facility RB,
              Series 1998                                       5.38      11/15/2018          4,590

             MISSISSIPPI (1.7%)
    8,000    GO, Series 2003A                                   5.25      11/01/2020          8,959
   19,850    Hospital Equipment and Facilities Auth. RB,
              Series 2000                                       6.35      12/01/2015         20,669
    1,500    Lincoln County Hospital RB,
              Series 1998B (INS)                                5.50       4/01/2018          1,592
    1,620    Prentiss County Hospital RB, Series 1985           6.50       2/01/2005          1,628
    9,820    Union County Hospital RB, Series 1997              5.50       3/01/2009         11,032

             MISSOURI (0.1%)
    1,500    Health and Educational Facilities Auth. RB,
              Series 1997                                       5.75       2/01/2017          1,551

             MONTANA (0.1%)
    2,450    Health Facilities Auth. RB, Series 1996            6.38       6/01/2018          2,438

             NEBRASKA (0.5%)
             Investment Finance Auth. Hospital RB,
      620     Series 1997 (INS)                                 5.30      11/15/2012            657
    2,000     Series 1997 (INS)                                 5.45      11/15/2017          2,101

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             Platte County Hospital Auth. No. 1 Hospital RB,
$     500     Series 2000 (INS)                                 5.50%      5/01/2010     $      561
      500     Series 2000 (INS)                                 5.55       5/01/2011            557
      500     Series 2000 (INS)                                 5.65       5/01/2012            554
      500     Series 2000 (INS)                                 5.75       5/01/2013            553
      500     Series 2000 (INS)                                 5.90       5/01/2015            555
    3,500     Series 2000 (INS)                                 6.05       5/01/2020          3,894
    3,500    Scotts Bluff County Hospital Auth. RB,
              Series 1998                                       5.13      11/15/2019          3,588

             NEVADA (1.1%)
    5,000    Clark County Airport System Subordinate
              Lien RB, Series 2001B (INS)                       5.25       7/01/2019          5,339
    1,000    Clark County Flood Control GO,
              Series 1998 (INS)                                 4.50      11/01/2016          1,030
   16,640    Clark County School District GO,
              Series 1991B (INS)                                6.24(a)    3/01/2004         16,569
    6,040    Department of Business and Industry RB,
              Series 2000 (Las Vegas Monorail) (INS)            5.76(a)    1/01/2017          3,276
    2,000    Reno Hospital RB, Series 1998 (INS)                5.00       5/15/2018          2,070

             NEW HAMPSHIRE (0.5%)
    5,000    Business Finance Auth. PCRB, Series 1992A          5.85      12/01/2022          5,201
             Higher Educational and Health
              Facilities Auth. RB,
    3,000     Series 1997 (Kendal at Hanover) (LOC)             5.80      10/01/2012          3,011
    5,055     Series 1997 (Kendal at Hanover) (LOC)             5.90      10/01/2018          5,059

             NEW JERSEY (0.9%)
    6,150    Camden County Improvement Auth. RB,
              Series 1997                                       5.88       2/15/2015          5,618
             Economic Development Auth. RB,
   15,000     Series 1994A (INS)                                5.88       7/01/2011         15,845
    2,000     Series 1997A                                      5.75      12/01/2016          2,028

             NEW YORK (14.6%)
    7,000    Dormitory Auth. Lease RB (MLO), Court
              Facilities, Series 2003A                          5.50       5/15/2019          7,533

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL          MARKET
   AMOUNT    SECURITY                                           RATE       MATURITY           VALUE
---------------------------------------------------------------------------------------------------
             Dormitory Auth. RB,
$  12,560     Series 1998G (Northern General Hospital)          5.30%     2/15/2019      $   13,942
   11,900     Series 2000C (Mt. Sinai Hospital)                 5.50      7/01/2011          12,040
    3,975     Series 2002                                       5.05      2/01/2022           4,070
    1,500     Series 2003A                                      5.25      7/01/2013           1,672
    5,000     Series 2003A                                      5.38      3/15/2018           5,518
    5,000     Series 2003A                                      5.38      3/15/2019           5,477
    2,000     Series 2003A                                      5.38      3/15/2022           2,141
    6,000    Dormitory Auth. RB, Bronx-Lebanon
              Hospital Center, Series 1998E                     5.20      2/15/2015           6,374
             Dormitory Auth. RB, Brookdale Hospital,
    5,000     Series 1998J                                      5.20      2/15/2015           5,311
    4,000     Series 1998J                                      5.20      2/15/2016           4,235
    4,760     Series 1998J                                      5.30      2/15/2017           5,048
    5,420    Dormitory Auth. RB, Kateri Residence (LOC)         4.40      7/01/2016           5,415
    4,065    Dormitory Auth. RB, Lutheran Center at
              Poughkeepsie, Series 1997 (LOC)                   6.00      7/01/2014           4,403
             Dormitory Auth. RB, Mental Health,
    2,055     Series 1997A                                      5.75      2/15/2010           2,262
    2,000     Series 1997A                                      5.75      2/15/2011           2,178
    2,000     Series 1997A                                      5.75      2/15/2012           2,236
    2,460     Series 1997B                                      5.75      2/15/2010           2,708
    4,050     Series 1997B                                      5.75      2/15/2012           4,528
       30     Series 1997B (PRE)                                5.50      8/15/2017              34
    4,645     Series 1997B                                      5.50      8/15/2017           4,931
             Dormitory Auth. RB, New York City Univ.,
    5,500     1993 Series A                                     5.75      7/01/2013           6,397
    3,550     1996 Series 2 (PRE)                               6.00      7/01/2009           4,065
    1,450     1996 Series 2                                     6.00      7/01/2009           1,596
    1,250     1996 Series 2 (PRE)                               6.00      7/01/2010           1,431
      510     1996 Series 2                                     6.00      7/01/2010             557
             Dormitory Auth. RB, State Univ.,
    2,725     Series 1994B                                      5.90      5/15/2006           2,863
    2,500     Series 1994B (PRE)                                6.00      5/15/2007           2,628
    1,000     Series 1995A                                      5.88      5/15/2007           1,097
    3,500     Series 1995A (PRE)                                6.00      5/15/2009           3,847
    2,250     Series 1995A (PRE)                                6.00      5/15/2010           2,473
    2,175     Series 1995A (PRE)                                6.00      5/15/2011           2,391
   14,120     Series 1996 (PRE)                                 5.75      5/15/2013          16,011
    7,000     Series 1996 (PRE)                                 5.75      5/15/2016           7,938

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             East Rochester Housing Auth. RB,
$   4,380     Series 2002 (Jewish Home) (NBGA)                  4.05%      2/15/2012     $    4,539
    2,000     Series 2002 (Jewish Home) (NBGA)                  4.63       2/15/2017          2,082
    4,000     Series 2002A (St. Mary's Residence) (NBGA)        3.75      12/20/2012          4,057
             Housing Finance Agency Service Contract
              Obligation RB,
    1,450     Series 1995A (PRE)                                6.25       9/15/2010          1,676
      825     Series 1995A                                      6.25       9/15/2010            920
      885     Series 1996A (PRE)                                6.00       9/15/2016          1,038
    3,340     Series A-2003 (PRE)                               6.00       9/15/2016          3,845
      195     Series A-2003                                     6.00       9/15/2016            219
   20,745    Housing New York Corp. RB, Series 1993             5.00      11/01/2018         21,219
    3,000    Long Island Power Auth. Electric
              Systems RB, Series 2003B                          5.25       6/01/2014          3,275
             Medical Care Facilities Finance Agency RB,
    5,000     Series 1994A (PRE)                                6.40       2/15/2007          5,462
    5,000     Series 1994A (PRE)                                6.50       2/15/2008          5,468
    7,445     Series 1995A (Adult Day Care)                     6.00      11/15/2010          8,288
    2,675     Series 1995A (Brookdale Hospital) (ETM)           6.70       2/15/2005          2,881
    2,750     Series 1995A (Brookdale Hospital) (PRE)           6.70       8/15/2005          3,016
    2,860     Series 1995A (Brookdale Hospital) (PRE)           6.75       2/15/2006          3,138
    2,940     Series 1995A (Brookdale Hospital) (PRE)           6.75       8/15/2006          3,226
    3,045     Series 1995A (Brookdale Hospital) (PRE)           6.80       2/15/2007          3,344
    3,130     Series 1995A (Brookdale Hospital) (PRE)           6.80       8/15/2007          3,437
    5,700     Series 1995A (Brookdale Hospital) (PRE)           6.80       8/15/2012          6,259
    8,950    Nassau County Interim Finance Auth. Bonds,
              Series 2000A (INS)                                4.75      11/15/2010          9,666
             New York City GO,
   10,460     Series 1995A (PRE)                                6.25       8/01/2008         11,072
    4,540     Series 1995A                                      6.25       8/01/2008          4,782
   10,000     Series 1996G                                      5.75       2/01/2010         10,656
    5,000     Series 1997I                                      6.00       4/15/2012          5,573
    5,000     Series 2002G                                      5.63       8/01/2015          5,477
   10,000     Series 2002G                                      5.75       8/01/2016         10,990
    8,000     Series 2003C                                      5.50       8/01/2015          8,722
             New York City Municipal Water Finance
              Auth. RB,
    5,000     Series 1998A                                      5.25       6/15/2018          5,442
   10,000     Series A                                          5.38       6/15/2017         11,076

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             New York City Transitional Finance Auth. RB,
$   5,000     Series 2002C (INS)                                5.25%      8/01/2019     $    5,424
    8,485     Series 2003E (INS)                                5.25       2/01/2021          9,082
             Thruway Auth. RB,
    7,500     Series 1995 (PRE)                                 6.00       4/01/2009          8,199
    2,150     Series 1995 (PRE)                                 6.10       4/01/2010          2,354
    9,615     Series 2002A (INS)                                5.25       4/01/2015         10,660
    4,500     Series 2002A (INS)                                5.25       4/01/2016          4,965
    8,560    Urban Development Corp. RB, Series B (INS)(e)      5.25       3/15/2017          9,463

             NORTH CAROLINA (0.9%)
             Eastern Municipal Power Agency RB,
    6,000     Series 2003A                                      5.50       1/01/2012          6,457
    4,885     Series F                                          5.50       1/01/2015          5,186
    1,830     Series F                                          5.50       1/01/2016          1,930
    1,000     Series F                                          5.50       1/01/2017          1,049
    5,000    Municipal Power Agency No. 1 RB,
              Series 2003A                                      5.50       1/01/2013          5,532
    4,000    Wake County Industrial Facilities PCRB,
              Series 2002                                       5.38       2/01/2017          4,290

             OHIO (0.4%)
    4,000    Franklin County Development RB, Series 1999        5.80      10/01/2014          4,378
    2,650    Franklin County Health Care Facilities RB,
              Series 1997                                       5.50       7/01/2017          2,623
    2,765    Housing Finance Agency Residential
              Mortgage RB, Series 2001D (NBGA)                  5.10       9/01/2017          2,941

             OKLAHOMA (0.5%)
    1,500    Building Bonds Commission GO,
              Series 2003A (INS)                                5.00       7/15/2018          1,638
             Holdenville Industrial Auth. RB,
    1,650     Series 1995 (PRE)                                 6.60       7/01/2010          1,913
    3,250     Series 1995 (PRE)                                 6.70       7/01/2015          3,776
             Valley View Hospital Auth. RB,
    1,920     Series 1996                                       5.75       8/15/2006          2,049
    2,695     Series 1996                                       6.00       8/15/2014          2,711

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             OREGON (0.1%)
$   2,000    Department of Administrative Services RB (INS)     5.00%      9/01/2013     $    2,246

             PENNSYLVANIA (3.5%)
   16,300    Allegheny County IDA RB, Series 1998               4.75      12/01/2032         16,307
   30,660    Finance Auth. RB, Series 1993                      6.60      11/01/2009         31,409
    5,500    Higher Educational Facility Auth. RB,
              Series 1999A (INS)                                5.25       8/01/2014          5,959
    6,300    Montgomery County IDA RB, Series 2002A             5.00      11/01/2011          7,017
   10,000    Montgomery County IDA RB, Series 1996B             5.63      11/15/2012         10,606
   10,650    Philadelphia IDA RB, Series 1998A (LOC)            5.15       3/01/2019         10,908
    9,440    State GO, Series 1992-2                            6.11(a)    7/01/2004          9,368

             PUERTO RICO (3.7%)
             Commonwealth GO,
    6,000     Series 2003A (INS)                                5.50       7/01/2017          7,024
    6,000     Series 2003A (INS)                                5.50       7/01/2018          7,003
             Electric Power Auth. RB,
   12,000     Series 2002KK (INS)                               5.50       7/01/2016         14,066
    5,000     Series S                                          7.00       7/01/2006          5,699
    4,420     Series X                                          5.80       7/01/2009          4,866
    4,500     Series X                                          5.90       7/01/2010          4,964
    4,000     Series X (PRE)                                    6.00       7/01/2011          4,417
    4,220     Series Z                                          5.50       7/01/2012          4,585
             Highway and Transportation Auth. RB,
    1,000     Series G (INS)                                    5.25       7/01/2019          1,105
    1,000     Series G (INS)                                    5.25       7/01/2020          1,095
   22,200    Housing Bank and Finance Agency RB                 7.50      12/01/2006         23,953
             Public Improvement GO,
    7,500     Series 1994                                       6.10       7/01/2006          7,898
    7,825     Series 1994                                       6.20       7/01/2007          8,246

             RHODE ISLAND (0.9%)
             Health and Educational Building Corp. RB,
    3,385     Series 1996 (INS)                                 5.50       5/15/2012          3,754
    7,600     Series 1996 (INS)                                 5.50       5/15/2016          8,293
    4,345     Series 1999A (LOC)                                5.88      11/15/2014          4,754
             Housing and Mortgage Finance Corp. Bond,
    1,220     Series 25A                                        5.60      10/01/2017          1,286
    2,115     Series 37-A                                       5.13       4/01/2017          2,214

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   3,945    Housing and Mortgage Finance Corp. MFH RB,
              Series 1995A (INS)                                5.70%      7/01/2007     $    4,177

             SOUTH CAROLINA (0.9%)
   10,000    Berkeley County PCRB, Series 2003                  4.88      10/01/2014         10,540
             Georgetown County Environmental
              Improvement RB,
    4,250     Series 2000A                                      5.95       3/15/2014          4,666
    5,000     Series 2002A                                      5.70       4/01/2014          5,411
    3,000    Marion County Hospital District RB,
              Series 1995 (INS)                                 5.50      11/01/2015          3,281

             SOUTH DAKOTA (0.4%)
             Housing Development Auth. Bond,
    4,000     Series 2001D                                      5.25       5/01/2017          4,211
    6,500     Series 2002A (INS)                                5.15      11/01/2020          6,754

             TENNESSEE (0.6%)
    3,000    Knox County Health, Educational, and
              Housing Facilities RB, Series 1996 (INS)          5.50       4/15/2011          3,322
             Nashville and Davidson County Health
              and Educational Facilities RB,
    4,000     Series 1998 (INS)                                 5.10       8/01/2016          4,136
    1,000     Series 1998 (INS)                                 5.10       8/01/2019          1,021
             Shelby County Hospital RB,
    2,000     Series 2002 (Methodist Healthcare)                6.00       9/01/2016          2,191
    2,500     Series 2002 (Methodist Healthcare)                6.25       9/01/2018          2,748
    3,500    Springfield Health and Educational
              Facilities Hospital RB, Series 1998               5.25       8/01/2018          3,294

             TEXAS (12.9%)
             Affordable Housing Corp. MFH RB,
    2,000     Series 2002A (American Housing
              Foundation) (INS)                                 4.85       9/01/2012          2,133
    1,000     Series 2002A (South Texas Property
              Corp.) (INS)                                      4.85       9/01/2012          1,067
    1,960    Alamo Community College District RB,
              Series 2001 (INS)                                 5.00      11/01/2020          2,048
    5,410    Austin Higher Education Auth. RB,
              Series 1998                                       5.13       8/01/2016          5,480

32

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   5,610    Austin Utility Systems Subordinate Lien RB,
              Series 1998A (INS)                                5.15%(a)   5/15/2017     $    2,987
             Bastrop ISD GO,
    1,855     Series 1997 (NBGA)                                5.55(a)    2/15/2014          1,198
    3,030     Series 1997 (NBGA)                                5.55(a)    2/15/2015          1,851
    3,055     Series 1997 (NBGA)                                5.60(a)    2/15/2016          1,759
    3,155     Series 1997 (NBGA)                                5.60(a)    2/15/2017          1,706
   12,000    Bexar County Health Facilities Development
              Corp. RB, Series 1993 (ETM)(INS)                  5.88      11/15/2010         13,311
   32,925    Brazos River Auth. RB, Series 1999A                5.38       4/01/2019         29,939
    5,365    Cass County IDC PCRB, Series 1997B                 5.35       4/01/2012          5,684
    9,790    Clint ISD Public Facility Corp. RB, Series 1999    7.00       5/01/2019         11,791
   10,410    Dallas Area Rapid Transit Senior Lien RB,
              Series 2001 (INS)                                 5.00      12/01/2018         11,062
             Edgewood ISD GO,
    1,450     Series 2001 (NBGA)                                4.90       8/15/2018          1,521
    1,520     Series 2001 (NBGA)                                4.88       8/15/2019          1,580
    1,595     Series 2001 (NBGA)                                5.00       8/15/2020          1,666
    1,675     Series 2001 (NBGA)                                5.00       8/15/2021          1,735
             Fort Worth Higher Education Finance Corp. RB,
      515     Series 1997A                                      5.50      10/01/2006            540
      545     Series 1997A                                      5.50      10/01/2007            569
      575     Series 1997A                                      5.63      10/01/2008            594
    2,670     Series 1997A                                      6.00      10/01/2012          2,692
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)           5.00       2/15/2018          6,977
   15,400    Gulf Coast Waste Disposal Auth. PCRB,
              Series 1992                                       6.13      11/01/2004         16,027
    6,200    Gulf Coast Waste Disposal Auth. RB,
              Series 1994                                       5.70       5/01/2006          6,746
    2,070    Harrison County Health Facilities Development
              Corp. RB, Series 1998 (INS)                       5.50       1/01/2018          2,154
             Houston ISD Public Facility Corp. RB (MLO),
    3,635     Series 1998A (INS)                                5.35(a)    9/15/2015          2,155
    2,635     Series 1998A (INS)                                5.38(a)    9/15/2016          1,471
    3,885     Series 1998A (INS)                                5.40(a)    9/15/2017          2,039
    4,955     Series 1998B (INS)                                5.35(a)    9/15/2015          2,938
    6,955     Series 1998B (INS)                                5.38(a)    9/15/2016          3,883

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   5,000    Jefferson County Health Facilities RB,
              Series 2001 (INS)                                 5.20%      8/15/2021     $    5,224
             Laredo ISD Public Limited GO,
      435     Series 1998A                                      5.06       2/01/2004            440
      460     Series 1998A                                      5.06       2/01/2005            478
      480     Series 1998A                                      5.06       2/01/2006            506
      505     Series 1998A                                      5.06       2/01/2007            536
      530     Series 1998A                                      5.06       2/01/2008            563
    3,830    Lewisville RB, Series 1998 (INS)                   5.38       9/01/2015          4,104
    3,820    Marlin ISD Public Facility Corp. RB
              (MLO), Series 1998 (acquired
              7/22/1998; cost $3,864)(c)                        5.85       2/15/2018          3,972
             Municipal Power Agency Subordinate Lien RB,
    7,000     Series 2001A (INS)                                4.75       9/01/2012          7,220
    3,670     Series 2001A (INS)                                5.00       9/01/2013          3,795
             Northside ISD GO,
    5,300     Series 2001 (NBGA)                                5.00       2/15/2017          5,664
    5,420     Series 2001 (NBGA)                                5.00       2/15/2018          5,747
   17,475    Plano ISD GO, Series 2001 (NBGA)                   5.00       2/15/2019         18,379
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B      5.40       4/01/2018         19,071
   11,790    Public Finance Auth. Building RB,
              Series 1990 (INS)                                 6.06(a)    2/01/2004         11,750
             San Antonio Electric and Gas System RB,
   10,000     Series 1991B (ETM)(INS)                           6.38(a)    2/01/2004          9,966
   18,370     Series 1998A                                      5.00       2/01/2018         19,372
   10,000     Series 2002                                       5.38       2/01/2019         10,888
             Tarrant Regional Water District RB,
    7,000     Series 2002 (INS)                                 5.38       3/01/2016          7,857
    8,000     Series 2002 (INS)                                 5.25       3/01/2017          8,835
    2,000     Series 2002 (INS)                                 5.25       3/01/2019          2,174
    2,000     Series 2002 (INS)                                 5.25       3/01/2020          2,156
    5,240    Texas Tech Univ. RB, Series 2003 (INS)             5.25       2/15/2017          5,808
    4,000    Trinity River IDA RB, Series 1991                  7.25       2/01/2004          4,074
             Tyler Health Facilities Development
              Corp. Hospital RB,
    4,310     Series 1993B                                      6.63      11/01/2011          4,321
    3,895     Series 2003                                       5.25       7/01/2011          4,096
    2,125     Series 2003                                       5.25       7/01/2012          2,215
    1,500     Series 2003                                       5.25       7/01/2013          1,562

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   4,500    Univ. of Texas Board of Regents RB,
              Series 2001B                                      5.38%      8/15/2017     $    4,968
    7,000    Univ. of Texas RB, Series 2002B (NBGA)             5.25       7/01/2018          7,627
             Wylie ISD,
    1,385     Series 2001 (NBGA)                                5.00(a)    8/15/2014            872
    1,690     Series 2001 (NBGA)                                5.10(a)    8/15/2015          1,006

             UTAH (1.6%)
      260    Housing Finance Agency RB, Series 1985B            5.30       7/01/2007            260
             Intermountain Power Agency RB,
    4,410     Series 1987A (ETM)(INS)                           5.00       7/01/2012          4,424
   13,855     Series 1988B (ETM)(INS)                           6.18(a)    7/01/2004         13,751
    8,040     Series 1988B (INS)                                6.18(a)    7/01/2004          7,979
    4,000     Series 1997B (INS)                                5.75       7/01/2019          4,467
   10,000     Series 2003A (INS)                                5.00       7/01/2018         10,705

             VERMONT (0.1%)
    3,000    Educational and Health Buildings
              Financing Agency RB, Series 1998                  5.50       7/01/2018          3,056

             VIRGINIA (1.3%)
    5,000    Isle of Wight County IDA PCRB, Series 1994         5.80       5/01/2004          5,013
             Public School Auth. Financing Bonds,
   10,000     Series 1999A                                      5.13       8/01/2019         10,701
    5,510     Series 2000B                                      5.00       8/01/2017          5,897
    5,000    Richmond Convention Center Auth. RB,
              Series 2000                                       6.13       6/15/2020          5,575
             State Housing Development Auth. RB,
    1,700     Series 2002Z                                      4.25       1/01/2016          1,710
    1,735     Series 2002Z                                      4.25       7/01/2016          1,745
    1,775     Series 2002Z                                      4.35       1/01/2017          1,789
    1,810     Series 2002Z                                      4.35       7/01/2017          1,824

             WASHINGTON (1.1%)
             Health Care Facilities Auth. RB,
    3,255     Series 1997A (INS)                                5.13       8/15/2017          3,434
    2,500     Series 1998 (INS)                                 5.25       8/15/2017          2,623
    2,500     Series 1998 (INS)                                 5.30       8/15/2018          2,616
    6,185    Higher Education Facilities Auth. RB,
              Series 1998                                       5.20      10/01/2017          6,443

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   2,000    Housing Finance Commission RB,
              Series 1999 (INS)                                 5.88%      7/01/2019     $    2,164
             King County GO,
      500     Series 1993A (PRE)                                5.90      12/01/2007            504
    1,965     Series 1993A (PRE)                                5.90      12/01/2007          1,981
    2,755     Series 1993A                                      5.90      12/01/2007          2,777
    5,000    King County Housing Auth. RB,
              Series 1998A (INS)                                5.20       7/01/2018          5,069

             WEST VIRGINIA (0.7%)
   16,940    School Building Auth. RB, Series 1994              6.25       7/01/2004         17,535

             WISCONSIN (1.1%)
             Health and Educational Facilities Auth. RB,
   11,500     Series 1993 (Aurora Health Care) (INS)            5.25       8/15/2012         11,765
    4,130     Series 1995A (Waukesha Memorial
              Hospital) (INS)                                   5.25       8/15/2012          4,513
    5,000     Series 1998A (Wausau Hospital) (INS)              5.13       8/15/2020          5,175
    5,540    Housing and Economic Development Auth. RB,
              Series 2002G                                      4.85       9/01/2017          5,731
    1,345    Kaukauna Area School District GO,
              Series 2001 (INS)                                 4.85       3/01/2017          1,416
                                                                                         ----------
             Total fixed-rate instruments (cost: $2,102,363)                              2,218,172
                                                                                         ----------

             PUT BONDS (11.7%)
             CALIFORNIA (0.6%)
             Statewide Communities Development Auth. RB,
    7,500     Series 1998A(d)                                   5.25       5/15/2025          7,839
    8,270     Series 2002E (Kaiser Permanente)                  4.70      11/01/2036          8,895

             DISTRICT OF COLUMBIA (0.7%)
   15,000    MedStar Health, Inc. RB, Series 2001A              6.40       8/15/2031         15,162
    3,500    MedStar Univ. Hospital RB, Series 2001C            6.80       8/15/2031          3,731

             FLORIDA (0.6%)
             Housing Finance Agency MFH RB,
    4,000     Series 1996R-1 (INS)                              5.65      12/01/2026          4,266
    4,370     Series 1996S-1 (INS)                              5.65      12/01/2026          4,661

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
$   5,000    Miami Dade County School Board COP,
              Series 2003B (INS)                                5.00%      5/01/2031     $    5,508

             GEORGIA (0.4%)
    9,035    De Kalb County Housing Auth. MFH RB,
              Series 2001                                       4.70      10/01/2031          9,417

             ILLINOIS (1.3%)
             Educational Facilities Auth. RB,
   10,000     Series 2000A (Art Institute Chicago)              4.45       3/01/2034         10,062
    7,500     Series 2002 (Field Museum)                        4.75      11/01/2036          7,706
    1,900     Series 2002 (Field Museum)                        3.90      11/01/2036          1,935
   14,295    Hoffman Estates MFH RB, Series 1996                5.75       6/01/2021         14,626

             LOUISIANA (0.2%)
    4,360    Shreveport Home Mortgage Auth. RB,
              Series 1995A (INS)                                6.40       9/01/2025          4,429

             MICHIGAN (0.9%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)          4.65      10/01/2024         16,194
    5,500    Strategic Fund PCRB, Series 1995CC (INS)           4.85       9/01/2030          6,010

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                   5.00      10/01/2032          5,533

             NEW MEXICO (0.4%)
             Bernalillo County MFH RB,
    7,700     Series 1994A (Sun Village Apts.) (INS)            6.50      10/01/2019          7,899
    3,320     Series 1995 (Sunchase Apts.) (INS)                5.80      11/01/2025          3,364

             NEW YORK (2.4%)
   13,750    Dormitory Auth. RB, Series 2002B                   5.25      11/15/2023         15,097
    8,500    Hempstead Town IDA RB, Series 2001                 5.00      12/01/2019          8,962
   34,475    Urban Development Corp. RB, Series 2002A           5.50       1/01/2017         38,797

             OHIO (0.2%)
    5,500    Montgomery County IDA RB, Series 1992 (LOC)        6.50       2/01/2007          5,573

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.4%)
             Philadelphia IDA RB,
$   6,500     Series 1997A                                      6.50%     10/01/2027     $    6,320
    4,000     Series 1997B                                      6.50      10/01/2027          3,920

             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and
              Housing Facilities MFH RB, Series 2001
              (NBGA)                                            4.90       6/01/2031          2,206

             TEXAS (0.6%)
    3,510    Beaumont MFH Finance Corp. RB,
              Series 2001 (NBGA)                                4.70      12/15/2031          3,650
    6,000    Brazos River Auth. PCRB, Series D(e)               5.40      10/01/2029          6,115
    2,500    Gregg County Housing Finance Corp. RB,
              Series 1995A (INS)                                6.40       9/01/2025          2,544
    3,900    Montgomery County Housing Finance Corp.
              MFH RB, Series 2001 (NBGA)                        4.85       6/01/2031          4,075

             UTAH (0.7%)
             Salt Lake County MFH RB,
   10,240     Series 1995A-1 (INS)                              5.70      10/01/2025         10,478
    6,500     Series 1995B-1 (INS)                              5.70      10/01/2025          6,651

             VIRGINIA (0.3%)
    7,500    Henrico County Economic Development
              Auth. RB, Series 2000 (PRE)                       5.75      11/15/2030          7,894

             WASHINGTON (0.5%)
             Chelan County Public Utility District No. 1 RB,
    5,650     Series 1993E                                      5.70       7/01/2068          5,964
    6,845     Series 1993E                                      5.70       7/01/2068          7,225

             WISCONSIN (0.4%)
    9,000    Madison IDRB, Series 2002B                         4.88      10/01/2027          9,643

             WYOMING (0.8%)
    5,000    Converse County PCRB                               3.90       1/01/2014          4,840
   15,000    Sweetwater County PCRB                             3.90      12/01/2014         14,521
                                                                                         ----------
             Total put bonds (cost: $292,113)                                               301,712
                                                                                         ----------

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                     COUPON           FINAL         MARKET
   AMOUNT    SECURITY                                           RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (1.5%)
             CALIFORNIA (1.2%)
             State Financing Auth. PCRB,
$     100     Series 1996C (LOC)                                1.23%     11/01/2026     $      100
   11,200     Series 1996E (LOC)                                1.27      11/01/2026         11,200
   20,800     Series 1996F (LOC)                                1.27      11/01/2026         20,800

             MISSOURI (0.1%)
    1,400    Health and Educational Facilities Auth. RB,
              Series 2002 (LOC)                                 1.25      11/01/2027          1,400

             WYOMING (0.2%)
    4,000    Sweetwater County PCRB, Series 1996C               1.30       7/15/2026          4,000
                                                                                         ----------
             Total variable-rate demand notes (cost: $37,500)                                37,500
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,431,976)                                        $2,557,384
                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                  Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

                  (b) Stepped-coupon security that is initially issued in
                      zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

                  (c) Illiquid security valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors, and deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at September 30, 2003, was $3,972,000, which represented 0.2% of the Fund's net assets.

                  (d) Restricted security that is not registered under the
                      Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                  (e) At September 30, 2003, the cost of securities purchased on a when-issued basis was $17,855,000.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

  Investments in securities, at market value (identified cost of $2,431,976)     $2,557,384
  Cash                                                                                  906
  Receivables:
     Capital shares sold                                                                649
     Interest                                                                        35,352
     Securities sold                                                                  5,228
                                                                                 ----------
        Total assets                                                              2,599,519
                                                                                 ----------

LIABILITIES

  Payables:
     Securities purchased (when-issued securities of $17,855)                        17,855
     Capital shares redeemed                                                            328
     Dividends on capital shares                                                      2,506
  Accrued management fees                                                               584
  Accrued transfer agent's fees                                                          80
  Other accrued expenses and payables                                                    69
                                                                                 ----------
        Total liabilities                                                            21,422
                                                                                 ----------
           Net assets applicable to capital shares outstanding                   $2,578,097
                                                                                 ==========

  NET ASSETS CONSIST OF:

  Paid-in capital                                                                $2,453,592
  Accumulated net realized loss on investments                                         (903)
  Net unrealized appreciation of investments                                        125,408
                                                                                 ----------
           Net assets applicable to capital shares outstanding                   $2,578,097
                                                                                 ==========
  Capital shares outstanding                                                        193,261
                                                                                 ==========
  Authorized shares of $.01 par value                                               302,000
                                                                                 ==========
  Net asset value, redemption price, and offering price per share                $    13.34
                                                                                 ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SIX-MONTH PERIOD ENDED SEPETEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                 $67,803
                                                                  -------
EXPENSES
  Management fees                                                   3,650
  Administrative and servicing fees                                 1,955
  Transfer agent's fees                                               493
  Custodian's fees                                                    247
  Postage                                                              29
  Shareholder reporting fees                                           43
  Directors' fees                                                       4
  Registration fees                                                    44
  Professional fees                                                    39
  Other                                                                17
                                                                  -------
     Total expenses                                                 6,521
  Expenses paid indirectly                                             (3)
                                                                  -------
     Net expenses                                                   6,518
                                                                  -------
NET INVESTMENT INCOME                                              61,285
                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                 2,340
  Change in net unrealized appreciation/depreciation               (3,773)
                                                                  -------
     Net realized and unrealized loss                              (1,433)
                                                                  -------
  Increase in net assets resulting from operations                $59,852
                                                                  =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T S
====================------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003

                                                            9/30/2003        3/31/2003
                                                           ---------------------------
FROM OPERATIONS

  Net investment income                                    $   61,285       $  123,819
  Net realized gain on investments                              2,340            7,091
  Change in net unrealized appreciation/
     depreciation of investments                               (3,773)          71,308
                                                           ---------------------------
     Increase in net assets resulting from operations          59,852          202,218
                                                           ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                       (61,285)        (123,819)
                                                           ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                   167,048          346,239
  Dividend reinvestments                                       45,012           92,315
  Cost of shares redeemed                                    (259,821)        (323,617)
                                                           ---------------------------
     Increase (decrease) in net assets from
         capital share transactions                           (47,761)         114,937
                                                           ---------------------------
  Net increase (decrease) in net assets                       (49,194)         193,336

NET ASSETS

  Beginning of period                                       2,627,291        2,433,955
                                                           ---------------------------
  End of period                                            $2,578,097       $2,627,291
                                                           ===========================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                  12,527           26,170
  Shares issued for dividends reinvested                        3,383            6,968
  Shares redeemed                                             (19,561)         (24,473)
                                                           ---------------------------
     Increase (decrease) in shares outstanding                 (3,651)           8,665
                                                           ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                  USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

                      A. SECURITY VALUATION - The value of each security is
                         determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                         1. Securities are valued each business day by a pricing
                            service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                         2. Securities purchased with maturities of 60 days or
                            less are stated at amortized cost, which approximates market value.

                         3. Securities for which market quotations are not
                            readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                            an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                      B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                      C. INVESTMENTS IN SECURITIES - Security transactions are
                         accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

                      D. EXPENSES PAID INDIRECTLY - Through fee-offset
                         arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $3,000.

                      E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery
                         and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                         2003, the cost of outstanding when-issued commitments for the Fund was $17,855,000.

                      F. USE OF ESTIMATES - The preparation of financial
                         statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                  The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling
                  $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                  Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

                  The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                  for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                  The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

                  Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers of $3,243,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                  Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2003, were $263,470,000 and $306,359,000, respectively.

                  The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                  Gross unrealized appreciation and depreciation of investments as of September 30, 2003, were $141,014,000 and $15,606,000, respectively, resulting in net unrealized appreciation of $125,408,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                      A. MANAGEMENT FEES - The Manager carries out the Fund's
                         investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                         The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

48

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                      +/- 0.04%
+/- 0.51% to 1.00%                      +/- 0.05%
+/- 1.01% and greater                   +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                         For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $3,650,000, which included a performance adjustment of $0.

                      B. ADMINISTRATIVE AND SERVICING FEES -The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,955,000.

                      C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                         d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $493,000.

                      D. UNDERWRITING SERVICES - The Manager provides exclusive
                         underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                  USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 2003, the Association and its affiliates owned 2,404,000 shares (1.2%) of the Fund.

                  Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

                  During the six-month period ended September 30, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                             NET REALIZED
                                                                COST TO       GAIN (LOSS)
          SELLER                         PURCHASER             PURCHASER       TO SELLER
------------------------------------------------------------------------------------------
USAA Intermediate-Term Fund        USAA Short-Term Fund       $15,516,000     $1,556,000
USAA Intermediate-Term Fund        USAA Long-Term Fund          4,284,000        (25,000)
USAA Intermediate-Term Fund        USAA New York Bond Fund      2,066,000       (128,000)

50

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           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                    -------------------------------------------------------------------------------------
                                          2003             2003           2002           2001          2000          1999
                                    -------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $    13.34       $    12.93     $    13.09     $    12.58    $    13.39    $    13.38
                                    -------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
   Net investment income                   .31              .64            .67            .69           .69           .70
   Net realized and
      unrealized gain (loss)              (.00)(c)          .41           (.16)           .51          (.81)          .01
                                    -------------------------------------------------------------------------------------
Total from investment operations           .31             1.05            .51           1.20          (.12)          .71
                                    -------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.31)            (.64)          (.67)          (.69)         (.69)         (.70)
                                    -------------------------------------------------------------------------------------
Net asset value at end of period    $    13.34       $    13.34     $    12.93     $    13.09    $    12.58    $    13.39
                                    =====================================================================================
Total return (%)*                         2.38             8.29           3.90           9.83          (.84)         5.42
Net assets at end of period (000)   $2,578,097       $2,627,291     $2,433,955     $2,310,809    $2,123,310    $2,344,401
Ratio of expenses to average
   net assets (%)**                        .50(a,b)         .49(b)         .46(b)         .36           .36           .36
Ratio of net investment income
   to average net assets (%)**            4.70(a)          4.86           5.06           5.41          5.39          5.21
 Portfolio turnover (%)                  10.28            14.91          12.97           9.41         10.46         11.85

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were $2,607,208,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                             -                -           (.01%)          N/A           N/A           N/A
(c) Represents less than $ .01 per share.

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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39594-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.